CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 56,862	$ 53,467	$ 178,980	$ 144,563
Cost of revenue	50,906	43,255	157,150	121,154
Gross profit	5,956	10,212	21,830	23,409
Operating expenses
Selling and marketing expenses	63	397	468	1,299
General and administrative expenses	5,091	7,529	16,327	21,645
Restructuring charges		1,436		3,661
Depreciation and amortization expense	77	192	225	633
Total operating expenses	5,231	9,554	17,020	27,238
Operating income (loss)	725	658	4,810	(3,829)
Other (income) expense
Interest expense, net	1,511	3,622	4,504	7,397
Other (income) expense, net	(485)	(339)	(1,153)	(844)
Total other (income) expense, net	1,026	3,283	3,351	6,553
Income (loss) from continuing operations before income tax	(301)	(2,625)	1,459	(10,382)
Income tax (benefit) expense	62	215	141	720
Income (loss) from continuing operations	(363)	(2,840)	1,318	(11,102)
Discontinued operations:
Loss from discontinued operations before income tax	(54)	(10,619)	(175)	(14,522)
Income tax (benefit) expense	(97)	17	(845)	(666)
Income (loss) from discontinued operations	43	(10,636)	670	(13,856)
Net income (loss)	$ (320)	$ (13,476)	$ 1,988	$ (24,958)
Basic earnings (loss) per common share
Income (loss) from continuing operations	$ (0.02)	$ (0.16)	$ 0.07	$ (0.61)
Income (loss) from discontinued operations		(0.58)	0.04	(0.76)
Basic earnings (loss) per common share	(0.02)	(0.74)	0.11	(1.37)
Diluted earnings (loss) per common share
Income (loss) from continuing operations	(0.02)	(0.16)	0.07	(0.61)
Income (loss) from discontinued operations		(0.58)	0.03	(0.76)
Diluted earnings (loss) per common share	$ (0.02)	$ (0.74)	$ 0.10	$ (1.37)